UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC
Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378

Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York          February 17, 2009
--------------------            ------------------          -----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:   $302,197
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F
                                                          December 31, 2008
COLUMN 1                        COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------               --------------    -----       -------   -------   --- ----   ----------   -----  ----      ------ ----
AEROPOSTALE                    COM            007865108   11,360       705,596 SH         SOLE                  705,596  0      0
ANNTAYLOR STORES CORP          COM            036115103    8,758     1,517,928 SH         SOLE                1,517,928  0      0
BARE ESCENTUALS INC            COM            067511105   10,296     1,968,710 SH         SOLE                1,968,710  0      0
BEST BUY INC                   COM            086516101   10,849       385,953 SH         SOLE                  385,953  0      0
BIG LOTS INC                   COM            089302103   14,156       976,948 SH         SOLE                  976,948  0      0
CASH AMER INTL INC             COM            14754D100   14,796       540,994 SH         SOLE                  540,994  0      0
CHARLOTTE RUSSE HLDG INC       COM            161048103    3,193       497,971 SH         SOLE                  497,971  0      0
CHILDRENS PL RETAIL STORES I   COM            168905107    3,803       175,406 SH         SOLE                  175,406  0      0
COPART INC                     COM            217204106    8,324       306,125 SH         SOLE                  306,125  0      0
DECKERS OUTDOOR CORP           COM            243537107   14,458       181,023 SH         SOLE                  181,023  0      0
FINISH LINE INC                CL A           317923100    2,891       516,300 SH         SOLE                  516,300  0      0
FOSSIL INC                     COM            349882100    8,173       489,400 SH         SOLE                  489,400  0      0
GREEN MTN COFFEE ROASTERS IN   COM            393122106   15,123       390,763 SH         SOLE                  390,763  0      0
GUESS INC                      COM            401617105   14,720       958,932 SH         SOLE                  958,932  0      0
GYMBOREE CORP                  COM            403777105   15,063       577,366 SH         SOLE                  577,366  0      0
HERBALIFE LTD                  COM USD SHS    G4412G101   11,160       514,748 SH         SOLE                  514,748  0      0
LIFE TIME FITNESS INC          COM            53217R207   11,859       915,739 SH         SOLE                  915,739  0      0
MCKESSON CORP                  COM            58155Q103   14,344       370,353 SH         SOLE                  370,353  0      0
OFFICEMAX INC DEL              COM            67622P101   11,877     1,554,596 SH         SOLE                1,554,596  0      0
PACIFIC SUNWEAR CALIF INC      COM            694873100    5,058     3,181,000 SH         SOLE                3,181,000  0      0
PAPA JOHNS INTL INC            COM            698813102    5,456       296,033 SH         SOLE                  296,033  0      0
POLO RALPH LAUREN CORP         CL A           731572103   14,686       323,400 SH         SOLE                  323,400  0      0
QUIKSILVER INC                 COM            74838C106    3,819     2,075,446 SH         SOLE                2,075,446  0      0
REGIS CORP MINN                COM            758932107    6,845       471,100 SH         SOLE                  471,100  0      0
STANLEY WKS                    COM            854616109   11,550       338,700 SH         SOLE                  338,700  0      0
UNDER ARMOUR INC               CL A           904311107   10,251       430,000 SH         SOLE                  430,000  0      0
URBAN OUTFITTERS INC           COM            917047102   13,291       887,248 SH         SOLE                  887,248  0      0
WARNACO GROUP INC              COM NEW        934390402   13,046       664,600 SH         SOLE                  664,600  0      0
WHOLE FOODS MKT INC            COM            966837106   12,992     1,376,251 SH         SOLE                1,376,251  0      0

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